Cash, Cash Equivalents, and Marketable Securities - Unrealized Loss Position (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities in continuous loss position for one year or less, fair value	$ 59,252
Available-for-sale securities in continuous loss position for one year or less, gross unrealized losses	(22)
U.S. government agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities in continuous loss position for one year or less, fair value	13,401
Available-for-sale securities in continuous loss position for one year or less, gross unrealized losses	(1)
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities in continuous loss position for one year or less, fair value	45,851
Available-for-sale securities in continuous loss position for one year or less, gross unrealized losses	$ (21)